Revenue Contract Balances (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Changes in Contract Liabilities [Roll Forward]
Consideration paid	$ 2	$ 0
Performance obligations satisfied	(2)	0
Current contract liabilities	1	1
Non-current contract liabilities	14	14
IFRS 16
Changes in Contract Liabilities [Roll Forward]
Contract liabilities at beginning of period	15	88
IFRS 16 transition adjustments	0	15
Amounts transferred to revenue included in opening balance	(1)	(10)
Consideration received	1	5
Increases due to interest accrued and expensed during the period	0	5
Contract termination associated with the purchase of Keephills 3 (Note 4(R))	0	(88)
Contract liabilities at end of period	$ 15	$ 15